Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,254,930
Previously Paid Amount	0
Total Fee Amount	8,459.31
Total Offset Amount	0
Net Fee	$ 8,459.31